Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Schedule of Debt Issuance Costs and Debt Balances

The following table summarizes the debt balances net of unamortized deferred debt issuance costs by loan agreement as of March 31, 2024 (in thousands):

	Principal	Origination Fee	Total Debt	Unamortized Debt Issuance Costs	Total Debt, Net
Current
2022 Secured Note	$9,300	$595	$9,895	$(149)	$9,746
Non-current
2023 Secured Note	-	693	693	-	693
Total debt, net	$9,300	$1,288	$10,588	$(149)	$10,439

Schedule of Redeemable Convertible Preferred Stock

The table below presents Legacy Serina redeemable convertible preferred stock information adjusted for the 0.9768265 Exchange Ratio (in thousands other than per share price).

Preference Order	Designation	Shares Designated	Shares Issued and Outstanding	Issue Price per Share	Liquidation Preference
#1	Series A Preferred Stock	391	391	$5.12	$2,000
#2	Series A-1 Preferred Stock	293	293	6.82	1,998
#3	Series A-2 Preferred Stock	1,091	1,091	10.17	11,085
#4	Series A-3 Preferred Stock	487	487	12.80	6,240
#5	Series A-4 Preferred Stock	702	702	13.31	9,347
#6	Series A-5 Preferred Stock	1,954	474	13.31	5,734
		4,918	3,438		$36,404

Redeemable convertible preferred stock was as follows as of December 31, 2023:

Preference Order	Designation	Shares Designated	Shares Issued	Shares Outstanding	Issue Price per Share	Liquidation Preference
#1	Series A Preferred Stock	400,000	400,000	400,000	$5.00	$2,000,000
#2	Series A-1 Preferred Stock	300,000	300,000	300,000	$6.66	$1,998,000
#3	Series A-2 Preferred Stock	1,117,013	1,117,013	1,117,013	$9.93793	$11,085,291
#4	Series A-3 Preferred Stock	499,200	499,200	499,200	$12.50	$6,240,000
#5	Series A-4 Preferred Stock	718,997	718,997	718,997	$13.00	$9,346,961
#6	Series A-5 Preferred Stock	2,000,000	484,918	484,918	$13.00	$5,733,832
		5,035,210	3,520,128	3,520,128		$36,404,084

Redeemable convertible preferred stock was as follows as of December 31, 2022:

Preference Order	Designation	Shares Designated	Shares Issued	Shares Outstanding	Issue Price per Share	Liquidation Preference
#1	Series A Preferred Stock	400,000	400,000	400,000	$5.00	$2,000,000
#2	Series A-1 Preferred Stock	300,000	300,000	300,000	$6.66	$1,998,000
#3	Series A-2 Preferred Stock	1,122,077	1,117,013	1,117,013	$9.94	$11,085,291
#4	Series A-3 Preferred Stock	499,200	499,200	499,200	$12.50	$6,240,000
#5	Series A-4 Preferred Stock	718,997	718,997	718,997	$13.00	$9,346,961
#6	Series A-5 Preferred Stock	2,000,000	367,015	367,015	$13.00	$4,771,248
		5,040,274	3,402,225	3,402,225		$35,441,500

Agex Therapeutics Inc [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Debt Issuance Costs and Debt Balances

The following table summarizes the debt issuance costs and the debt balances net of debt issuance costs by loan agreement as of December 31, 2023 (in thousands):

	Drawdown of Funds	Origination Fee	Debt Exchanged for Preferred Stock	Total Debt	Debt Issuance Costs	Amortization of Debt Issuance Costs	Total Debt, Net
Current
2020 Loan Agreement	$8,000	$-	$(8,000)	$-	$(2,806)	$2,806	$-
2022 Secured Note	20,160	1,590	(17,993)	3,757	(6,197)	6,112	3,672
Total current, net	28,160	1,590	(25,993)	3,757	(9,003)	8,918	3,672
Non-current
2023 Secured Note	10,000	700	(10,007)	693	(666)	666	693
Total debt, net	$38,160	$2,290	$(36,000)	$4,450	$(9,669)	$9,584	$4,365